Calvert
Small-Cap Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 2.6%
Hexcel Corp.	331,196	$ 16,059,694
Mercury Systems, Inc.(1)	431,395	37,988,644
		$ 54,048,338
Auto Components — 4.2%
Dana, Inc.	1,664,648	$ 32,493,929
Dorman Products, Inc.(1)	280,994	24,395,899
Visteon Corp.(1)	231,344	29,038,299
		$ 85,928,127
Banks — 9.3%
Commerce Bancshares, Inc.	361,150	$23,727,555
Community Bank System, Inc.	402,893	25,104,263
First Citizens Bancshares, Inc., Class A	28,306	16,255,287
Glacier Bancorp, Inc.	717,848	33,028,186
Independent Bank Corp.	324,053	23,668,831
Pinnacle Financial Partners, Inc.	409,158	26,349,775
South State Corp.	483,955	34,989,946
Stock Yards Bancorp, Inc.	180,745	7,316,558
		$190,440,401
Biotechnology — 2.6%
Emergent BioSolutions, Inc.(1)	312,530	$28,002,688
Ligand Pharmaceuticals, Inc.(1)(2)	258,150	25,673,017
		$53,675,705
Building Products — 3.8%
AZEK Co., Inc. (The)(1)	1,336,640	$51,393,808
CSW Industrials, Inc.	240,563	26,921,405
		$78,315,213
Capital Markets — 1.4%
Cohen & Steers, Inc.	391,976	$29,123,817
		$29,123,817
Chemicals — 3.2%
Minerals Technologies, Inc.	677,214	$42,068,534
Sensient Technologies Corp.	323,243	23,845,636
		$65,914,170
Commercial Services & Supplies — 2.4%
Herman Miller, Inc.	561,785	$18,988,333
Kimball International, Inc., Class B	382,524	4,571,162
UniFirst Corp.	62,465	13,223,216
Security	Shares	Value
Commercial Services & Supplies (continued)
Viad Corp.	340,137	$ 12,302,755
		$ 49,085,466
Diversified Consumer Services — 2.4%
Terminix Global Holdings, Inc.(1)	957,601	$ 48,847,227
		$ 48,847,227
Energy Equipment & Services — 0.6%
Core Laboratories NV	498,322	$ 13,210,516
		$ 13,210,516
Equity Real Estate Investment Trusts (REITs) — 7.3%
CubeSmart	959,220	$32,239,384
EastGroup Properties, Inc.	210,847	29,109,537
Essential Properties Realty Trust, Inc.	1,334,619	28,293,923
Rexford Industrial Realty, Inc.	532,068	26,129,860
STORE Capital Corp.	979,232	33,274,303
		$149,047,007
Food & Staples Retailing — 2.0%
Chefs' Warehouse, Inc. (The)(1)	293,123	$7,530,330
Performance Food Group Co.(1)	718,454	34,205,595
		$41,735,925
Food Products — 1.6%
Nomad Foods, Ltd.(1)	1,255,576	$31,916,742
		$31,916,742
Gas Utilities — 1.7%
ONE Gas, Inc.	452,217	$34,716,699
		$34,716,699
Health Care Equipment & Supplies — 7.9%
Envista Holdings Corp.(1)	703,293	$23,722,073
Haemonetics Corp.(1)	355,184	42,178,100
ICU Medical, Inc.(1)	198,313	42,536,155
Integra LifeSciences Holdings Corp.(1)	619,804	40,237,676
Tandem Diabetes Care, Inc.(1)	127,761	12,224,172
		$160,898,176
Health Care Providers & Services — 6.7%
Addus HomeCare Corp.(1)	236,722	$27,717,779
AMN Healthcare Services, Inc.(1)	220,752	15,066,324
Chemed Corp.	59,699	31,796,284
LHC Group, Inc.(1)	183,555	39,155,953

Calvert
Small-Cap Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
R1 RCM, Inc.(1)	957,937	$ 23,009,647
		$ 136,745,987
Health Care Technology — 0.6%
Phreesia, Inc.(1)	244,353	$ 13,258,594
		$ 13,258,594
Hotels, Restaurants & Leisure — 0.7%
Choice Hotels International, Inc.	132,613	$ 14,153,785
		$ 14,153,785
Household Durables — 1.0%
Tempur Sealy International, Inc.(1)	745,340	$20,124,180
		$20,124,180
Independent Power and Renewable Electricity Producers — 0.7%
Sunnova Energy International, Inc.(1)	316,572	$14,286,894
		$14,286,894
Insurance — 3.6%
AMERISAFE, Inc.	297,166	$17,066,243
First American Financial Corp.	288,676	14,904,342
RLI Corp.	156,460	16,295,309
Selective Insurance Group, Inc.	385,911	25,848,319
		$74,114,213
Interactive Media & Services — 1.0%
CarGurus, Inc.(1)	615,963	$19,544,506
		$19,544,506
IT Services — 1.9%
NIC, Inc.	1,468,646	$37,935,126
		$37,935,126
Leisure Products — 1.7%
Brunswick Corp.	467,582	$35,648,452
		$35,648,452
Machinery — 5.4%
Allison Transmission Holdings, Inc.	486,989	$21,003,836
Lydall, Inc.(1)	170,409	5,117,382
Middleby Corp.(1)	144,944	18,686,181
Mueller Water Products, Inc., Class A	3,298,743	40,838,438
Woodward, Inc.	199,323	24,223,724
		$109,869,561
Security	Shares	Value
Professional Services — 1.6%
CBIZ, Inc.(1)	1,222,019	$ 32,517,926
		$ 32,517,926
Road & Rail — 1.6%
Landstar System, Inc.	240,563	$ 32,394,214
		$ 32,394,214
Semiconductors & Semiconductor Equipment — 2.6%
Ambarella, Inc.(1)	266,843	$ 24,501,524
Silicon Laboratories, Inc.(1)	217,921	27,750,060
		$52,251,584
Software — 9.9%
ACI Worldwide, Inc.(1)	1,260,633	$48,446,126
Altair Engineering, Inc., Class A(1)(2)	526,346	30,622,810
CDK Global, Inc.	569,019	29,492,255
Envestnet, Inc.(1)	395,318	32,530,718
RealPage, Inc.(1)	706,569	61,641,080
		$202,732,989
Specialty Retail — 4.6%
Asbury Automotive Group, Inc.(1)	70,652	$10,296,822
Lithia Motors, Inc., Class A	97,749	28,608,200
National Vision Holdings, Inc.(1)	1,210,900	54,841,661
		$93,746,683
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings, Ltd.(1)	218,529	$9,178,218
		$9,178,218
Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc.	236,318	$18,430,441
		$18,430,441
Water Utilities — 1.2%
Middlesex Water Co.	335,372	$24,304,409
		$24,304,409
Total Common Stocks (identified cost $1,583,453,117)		$2,028,141,291

Calvert
Small-Cap Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$2,520	$ 2,429,230
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(4)(5)	152	145,485
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(4)(5)	195	161,712
Total High Social Impact Investments (identified cost $2,867,000)		$ 2,736,427

Short-Term Investments — 2.1%
Other — 0.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(6)	18,614,055	$ 18,615,916
Total Other (identified cost $18,615,916)		$ 18,615,916
Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(7)	25,420,835	$ 25,420,835
Total Securities Lending Collateral (identified cost $25,420,835)		$ 25,420,835
Total Short-Term Investments (identified cost $44,036,751)		$ 44,036,751
Total Investments — 101.5% (identified cost $1,630,356,868)		$2,074,914,469
Other Assets, Less Liabilities — (1.5)%		$ (30,988,718)
Net Assets — 100.0%		$2,043,925,751

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $24,442,689 and the total market value of the collateral received by the Fund was $25,748,012, comprised of cash of $25,420,835 and U.S. government and/or agencies securities of $327,177.
(3)	Affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $2,736,427, which represents 0.2% of the net assets of the Fund as of December 31, 2020.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2020.
(6)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(7)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,520,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	152,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	195,000
At December 31, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $21,045,146, which represents 1.0% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:

Calvert
Small-Cap Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$ 2,502,849	$ —	$ (2,515,603)	$ —	$ 12,754	$ —	$ 7,861	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	2,520,000	—	—	(90,770)	2,429,230	1,680	2,520,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	20,895,723	220,073,072	(222,352,879)	(313)	313	18,615,916	6,171	18,614,055
Totals				$(313)	$(77,703)	$21,045,146	$15,712

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,028,141,291(1)	$—	$—	$2,028,141,291
High Social Impact Investments	—	2,736,427	—	2,736,427
Short-Term Investments:
Other	—	18,615,916	—	18,615,916
Securities Lending Collateral	25,420,835	—	—	25,420,835
Total Investments	$2,053,562,126	$21,352,343	$ —	$2,074,914,469

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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